Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000205922 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205922 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205922 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205922 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205922 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205922 | Transocean
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205922 | DISH DBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205922 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205922 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205922 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000205922 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000205922 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205922 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205922 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205922 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205922 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205922 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205923 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205923 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205923 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205923 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205923 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205923 | Transocean
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205923 | DISH DBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205923 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205923 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205923 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000205923 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000205923 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205923 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205923 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205923 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205923 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205923 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244818 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244818 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244818 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244818 | Republic of Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244818 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244818 | Transocean
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244818 | DISH DBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244818 | Puerto Rico Commonwealth
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244818 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244818 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000244818 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000244818 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244818 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000244818 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244818 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244818 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244818 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244818 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.90%